Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares		12 Months Ended
	Dec. 07, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Exercised	(3,402,555)
Number of shares, Ending balance		6,770,000
Weighted Average Exercise Price, Exercised		$ 0.42
Weighted Average Remaining Contractual Life, Exercisable		6 years 11 months 23 days
ADOMANI, INC. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance		9,685,247	25,617,338		24,728,422
Number of Shares, Granted			4,235,000	1,095,000
Number of Shares, Exercised				(71,084)
Number of shares, Canceled/forfeited			(20,167,091)	(135,000)
Number of shares, Ending balance			9,685,247	25,617,338
Weighted Average Exercise Price, Beginning balance		$ 0.28	$ 0.16		$ 0.15
Stock options, exercise price			0.42	$ 0.45
Weighted Average Exercise Price, Exercised				0.10
Weighted Average Exercise Price, Canceled/Forfeited			0.15	1.31
Weighted Average Exercise Price, Ending balance			$ 0.28	$ 0.16
Weighted Average Remaining Contractual Life, Outstanding			3 years 10 months 24 days	1 year 10 months 24 days	2 years 7 months 6 days
Weighted Average Remaining Contractual Life, Exercisable			2 years 3 months 18 days
Number of Shares, Exercisable			7,465,570
Weighted Average Exercise Price, Exercisable			$ 0.31